Document and Entity Information	Jan. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001051470
Document Type	8-K
Document Period End Date	Jan. 11, 2023
Entity Registrant Name	Crown Castle Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	8020 Katy Freeway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(713)
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false